Cover	Aug. 10, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	SHIFT TECHNOLOGIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38839
Entity Tax Identification Number	82-5325852
Entity Address, Address Line One	290 Division Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	855
Local Phone Number	575-6739
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SFT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001762322
Amendment Flag	false